Significant Accounting Policies (Details) - Schedule of inventories - USD ($)	Dec. 31, 2021	Jun. 30, 2021
Inventory [Line Items]
Total inventories, net	$ 35,296	$ 246,778
E-watches [Member]
Inventory [Line Items]
Total inventories, net	$ 35,296	$ 246,778